JPMorgan Value Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited)

Investments	Shares (000)	Value ($000)

COMMON STOCKS — 98.0%
Aerospace & Defense — 2.7%
General Dynamics Corp.	413	80,882
Northrop Grumman Corp.	227	81,646
Raytheon Technologies Corp.	1,445	124,235

		286,763

Air Freight & Logistics — 0.7%
FedEx Corp.	362	79,295

Banks — 13.3%
Bank of America Corp.	9,919	421,050
Citigroup, Inc.	1,377	96,612
Citizens Financial Group, Inc.	3,034	142,533
M&T Bank Corp.	1,159	173,058
PNC Financial Services Group, Inc. (The)	733	143,459
Truist Financial Corp.	2,445	143,407
US Bancorp	1,763	104,781
Wells Fargo & Co.	4,166	193,322

		1,418,222

Beverages — 0.5%
Keurig Dr Pepper, Inc.	1,528	52,202

Biotechnology — 2.8%
AbbVie, Inc.	1,877	202,450
Biogen, Inc. *	82	23,318
Regeneron Pharmaceuticals, Inc. *	74	45,025
Vertex Pharmaceuticals, Inc. *	180	32,723

		303,516

Building Products — 1.1%
Carlisle Cos., Inc.	344	68,307
Fortune Brands Home & Security, Inc.	593	52,981

		121,288

Capital Markets — 3.7%
Brookfield Asset Management, Inc., Class A (Canada) (a)	400	21,404
Charles Schwab Corp. (The)	1,384	100,810
Invesco Ltd.	1,768	42,635
Morgan Stanley	850	82,668
Northern Trust Corp.	732	78,912
T. Rowe Price Group, Inc.	338	66,551

		392,980

Chemicals — 0.3%
Axalta Coating Systems Ltd. *	1,225	35,752

Communications Equipment — 1.1%
Cisco Systems, Inc.	1,113	60,608
CommScope Holding Co., Inc. *	4,003	54,394

		115,002

Construction Materials — 0.8%
Martin Marietta Materials, Inc.	265	90,435

Consumer Finance — 2.8%
American Express Co.	575	96,397
Capital One Financial Corp.	1,287	208,454

		304,851

Containers & Packaging — 2.1%
Graphic Packaging Holding Co.	2,122	40,406
Packaging Corp. of America	769	105,636
Westrock Co.	1,512	75,342

		221,384

Diversified Financial Services — 2.4%
Berkshire Hathaway, Inc., Class B *	956	260,876

Diversified Telecommunication Services — 1.8%
Verizon Communications, Inc.	3,602	194,570

Electric Utilities — 3.7%
American Electric Power Co., Inc.	866	70,319
Edison International	795	44,077
Entergy Corp.	422	41,919
NextEra Energy, Inc.	1,142	89,667
PG&E Corp. *	4,026	38,645
Xcel Energy, Inc.	1,799	112,447

		397,074

Electronic Equipment, Instruments & Components — 0.8%
Arrow Electronics, Inc. *	144	16,138
SYNNEX Corp.	713	74,210

		90,348

Entertainment — 0.4%
Walt Disney Co. (The) *	255	43,155

Equity Real Estate Investment Trusts (REITs) — 7.5%
American Homes 4 Rent, Class A	1,694	64,578
Apple Hospitality REIT, Inc.	1,470	23,118
Brixmor Property Group, Inc.	3,386	74,856
EastGroup Properties, Inc.	354	59,003
Federal Realty Investment Trust	389	45,910
Kimco Realty Corp.	4,262	88,446
Lamar Advertising Co., Class A	176	19,945
Mid-America Apartment Communities, Inc.	485	90,657
Public Storage	304	90,318
Rayonier, Inc.	2,427	86,602
Welltower, Inc.	386	31,798
Weyerhaeuser Co.	3,408	121,216

		796,447

Food & Staples Retailing — 0.6%
Sysco Corp.	803	63,043

Food Products — 1.7%
Kraft Heinz Co. (The)	2,105	77,521
Post Holdings, Inc. *	907	99,965

		177,486

Health Care Equipment & Supplies — 1.2%
Medtronic plc	651	81,624
Zimmer Biomet Holdings, Inc.	342	50,055

		131,679

Health Care Providers & Services — 3.9%
AmerisourceBergen Corp.	767	91,582
Cigna Corp.	241	48,219
CVS Health Corp.	1,231	104,446
HCA Healthcare, Inc.	148	35,859

JPMorgan Value Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)

UnitedHealth Group, Inc.	362	141,618

		421,724

Hotels, Restaurants & Leisure — 1.4%
Booking Holdings, Inc. *	30	70,503
Cracker Barrel Old Country Store, Inc.	202	28,304
Las Vegas Sands Corp. *	1,310	47,950

		146,757

Household Durables — 1.4%
Mohawk Industries, Inc. *	455	80,752
Newell Brands, Inc.	3,074	68,048

		148,800

Household Products — 1.5%
Energizer Holdings, Inc. (a)	1,484	57,961
Procter & Gamble Co. (The)	770	107,595

		165,556

Industrial Conglomerates — 0.9%
Honeywell International, Inc.	440	93,302

Insurance — 8.1%
Alleghany Corp. *	91	56,819
American International Group, Inc.	799	43,874
Chubb Ltd.	491	85,256
CNA Financial Corp.	769	32,250
Fairfax Financial Holdings Ltd. (Canada)	144	58,291
Hartford Financial Services Group, Inc. (The)	1,487	104,488
Loews Corp.	3,316	178,859
Marsh & McLennan Cos., Inc.	419	63,425
Progressive Corp. (The)	634	57,271
Travelers Cos., Inc. (The)	1,184	180,021

		860,554

Interactive Media & Services — 1.0%
Alphabet, Inc., Class C *	26	67,966
InterActiveCorp. *	311	40,520

		108,486

IT Services — 0.4%
International Business Machines Corp.	337	46,847

Machinery — 2.8%
Dover Corp.	814	126,501
ITT, Inc.	778	66,801
Stanley Black & Decker, Inc.	412	72,245
Timken Co. (The)	512	33,469

		299,016

Media — 2.8%
DISH Network Corp., Class A *	1,454	63,174
Liberty Broadband Corp., Class C *	597	103,068
Liberty Media Corp.-Liberty SiriusXM, Class C *	1,653	78,482
Nexstar Media Group, Inc., Class A	394	59,874

		304,598

Multiline Retail — 1.0%
Dollar General Corp.	255	54,095
Kohl’s Corp.	1,110	52,257

		106,352

Oil, Gas & Consumable Fuels — 6.3%
Cabot Oil & Gas Corp. (a)	3,708	80,695
Chevron Corp.	891	90,433
ConocoPhillips	2,544	172,438
Diamondback Energy, Inc.	326	30,862
Equitrans Midstream Corp.	2,063	20,916
Kinder Morgan, Inc.	4,816	80,575
Marathon Petroleum Corp.	1,204	74,395
Phillips 66	793	55,511
Williams Cos., Inc. (The)	2,764	71,688

		677,513

Personal Products — 0.2%
Coty, Inc., Class A *	3,155	24,796

Pharmaceuticals — 4.2%
Bristol-Myers Squibb Co.	3,022	178,811
Johnson & Johnson	831	134,145
Merck & Co., Inc.	763	57,282
Organon & Co.	1,134	37,183
Viatris, Inc.	3,206	43,445

		450,866

Professional Services — 0.7%
Leidos Holdings, Inc.	790	75,981

Real Estate Management & Development — 0.7%
CBRE Group, Inc., Class A *	738	71,851

Semiconductors & Semiconductor Equipment — 1.9%
Analog Devices, Inc.	656	109,917
Texas Instruments, Inc.	505	97,079

		206,996

Specialty Retail — 4.5%
AutoZone, Inc. *	93	158,345
Best Buy Co., Inc.	608	64,322
Gap, Inc. (The)	3,365	76,374
Lowe’s Cos., Inc.	408	82,807
Murphy USA, Inc.	617	103,219

		485,067

Textiles, Apparel & Luxury Goods — 1.0%
Columbia Sportswear Co.	494	47,336
Ralph Lauren Corp.	528	58,573

		105,909

Tobacco — 0.6%
Philip Morris International, Inc.	714	67,718

Wireless Telecommunication Services — 0.7%
T-Mobile US, Inc. *	584	74,548

TOTAL COMMON STOCKS (Cost $6,837,882)		10,519,605

SHORT-TERM INVESTMENTS — 2.6%
INVESTMENT COMPANIES — 2.3%
JPMorgan Prime Money Market Fund Class IM Shares, 0.07% (b) (c) (Cost $254,178)	254,051	254,178

JPMorgan Value Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.3%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08% (b) (c)	25,074	25,074
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (b) (c)	3,538	3,538

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $28,612)		28,612

TOTAL SHORT-TERM INVESTMENTS (Cost $282,790)		282,790

Total Investments — 100.6% (Cost $7,120,672)		10,802,395
Liabilities in Excess of Other Assets — (0.6)%		(69,316)

Net Assets — 100.0%		10,733,079

Percentages indicated are based on net assets.

JPMorgan Value Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Abbreviations

REIT	Real Estate Investment Trust

(a)	The security or a portion of this security is on loan at September 30, 2021. The total value of securities on loan at September 30, 2021 is $27,296.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of September 30, 2021.
*	Non-income producing security.

JPMorgan Value Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$10,802,395	$—	$—	$10,802,395

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2021
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)		Value at September 30, 2021	Shares at September 30, 2021	Dividend Income		Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.07% (a) (b)	$360,095	$1,092,889	$1,198,806	$— (c)	$—	(c)	$254,178	254,051	$66		$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08% (a) (b)	41,074	54,000	70,000	(3)	3		25,074	25,074	7		—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a) (b)	5,968	36,087	38,517	—	—		3,538	3,538	—	(c)	—

Total	$407,137	$1,182,976	$1,307,323	$(3)	$3		$282,790		$73		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2021.
(c)	Amount rounds to less than one thousand.